BlackRock Variable Series Funds II, Inc.

BlackRock U.S. Government Bond V.I. Fund

(the “Fund”)

Supplement dated July 2, 2019 to the Prospectus and Statement of Additional Information,

each dated May 1, 2019, as amended and supplemented to date

Effective July 3, 2019, the Fund’s Prospectus and Statement of Additional Information are amended as set forth below.

The first paragraph in the section of the Prospectus entitled “Other Important Information — Class I Shares — Management of the Funds — BlackRock — BlackRock U.S. Government Bond V.I. Fund” is deleted in its entirety and replaced with the following:

Effective July 3, 2019, for BlackRock U.S. Government Bond V.I. Fund, BlackRock has voluntarily agreed to waive 0.26% of its management fee payable by the Fund. This voluntary waiver may be changed or discontinued at any time without notice. Prior to July 3, 2019, BlackRock voluntarily agreed to waive 0.10% of its management fee payable by the Fund.

The first paragraph in the section of the Prospectus entitled “Other Important Information — Class III Shares — Management of the Funds — BlackRock — BlackRock U.S. Government Bond V.I. Fund” is deleted in its entirety and replaced with the following:

Effective July 3, 2019, for BlackRock U.S. Government Bond V.I. Fund, BlackRock has voluntarily agreed to waive 0.26% of its management fee payable by the Fund. This voluntary waiver may be changed or discontinued at any time without notice. Prior to July 3, 2019, BlackRock voluntarily agreed to waive 0.10% of its management fee payable by the Fund.

The second paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements — BlackRock U.S. Government Bond V.I. Fund” is deleted in its entirety and replaced with the following:

Effective July 3, 2019, for BlackRock U.S. Government Bond V.I. Fund, BlackRock has voluntarily agreed to waive 0.26% of its management fee payable by the Fund. This voluntary waiver may be changed or discontinued at any time without notice. Prior to July 3, 2019, BlackRock voluntarily agreed to waive 0.10% of its management fee payable by the Fund.

Shareholders should retain this Supplement for future reference.

PR2SAI-VARII-0719SUP